(212) 318-6054

vadimavdeychik@paulhastings.com

May 25, 2021

U.S. Securities and Exchange Commission (“SEC”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	TCW Direct Lending VIII LLC

Ladies and Gentlemen

We are counsel to TCW Direct Lending VIII LLC (the “Company”). This registration statement (“Registration Statement”) on Form 10 is being submitted to the SEC under the Securities Exchange Act of 1934, as amended, on a voluntary basis in order to permit the Company to file an election be regulated as a business development company under the Investment Company Act of 1940, as amended.

Please note that we anticipate filing, by amendment, outstanding exhibits and financial statements prior to the effective date of the Registration Statement. Please contact David Hearth at (415) 856-7007 or Vadim Avdeychik at (212) 318-6054 with comments and questions.

Very truly yours,

/s/ Vadim Avdeychik

Vadim Avdeychik

for PAUL HASTINGS LLP